Subsidiary Undertakings - Summary of Principal Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2017
CRH Medical Corporation [member] | British Columbia, Canada [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CRH Medical Corporation
Jurisdiction of Incorporation	British Columbia, Canada
CRH Medical Corporation [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CRH Medical Corporation
Jurisdiction of Incorporation	Delaware, United States
CRH Anesthesia Management LLC [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CRH Anesthesia Management LLC
Jurisdiction of Incorporation	Delaware, United States
Gastroenterology Anesthesia Associates LLC [member] | Georgia, United States [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Gastroenterology Anesthesia Associates LLC
Jurisdiction of Incorporation	Georgia, United States
Macon Gastroenterology Anesthesia Associates LLC ("MGAA") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	65.00%
Macon Gastroenterology Anesthesia Associates LLC ("MGAA") [member] | Georgia, United States [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Macon Gastroenterology Anesthesia Associates LLC
Jurisdiction of Incorporation	Georgia, United States
CRH Anesthesia of Cape Coral LLC [member] | Florida, United States [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CRH Anesthesia of Cape Coral LLC
Jurisdiction of Incorporation	Florida, United States
CRH Anesthesia of Knoxville LLC [member] | Tennessee, United States [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	CRH Anesthesia of Knoxville LLC
Jurisdiction of Incorporation	Tennessee, United States
Knoxville Gastroenterology Anesthesia Associates LLC ("KGAA") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
Knoxville Gastroenterology Anesthesia Associates LLC ("KGAA") [member] | Tennessee, United States [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Knoxville Gastroenterology Anesthesia Associates LLC
Jurisdiction of Incorporation	Tennessee, United States
Austin Gastroenterology Anesthesia Associates, PLLC ("AGAA") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
Austin Gastroenterology Anesthesia Associates, PLLC ("AGAA") [member] | Texas, United States [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Austin Gastroenterology Anesthesia Associates PLLC
Jurisdiction of Incorporation	Texas, United States
Community Anesthesia, PLLC ("Community") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	65.00%
Community Anesthesia, PLLC ("Community") [member] | Massachusetts, United States [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Community Anesthesia PLLC
Jurisdiction of Incorporation	Massachusetts, United States
Arapahoe Gastroenterology Anesthesia Associates, LLC ("Arapahoe") [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
Arapahoe Gastroenterology Anesthesia Associates, LLC ("Arapahoe") [member] | Delaware, United States [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Arapahoe Gastroenterology Anesthesia Associates LLC
Jurisdiction of Incorporation	Delaware, United States
DDAB LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	DDAB LLC
Jurisdiction of Incorporation	Georgia, United States
Proportion of ownership interest in subsidiary	51.00%
Osceola Gastroenterology Anesthesia Associates, LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Osceola Gastroenterology Anesthesia Associates LLC
Jurisdiction of Incorporation	Florida, United States
Proportion of ownership interest in subsidiary	60.00%
West Florida Anesthesia Associates, LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	West Florida Anesthesia Associates LLC
Jurisdiction of Incorporation	Florida, United States
Proportion of ownership interest in subsidiary	55.00%
Central Colorado Anesthesia Associates, LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Colorado Anesthesia Associates LLC
Jurisdiction of Incorporation	Colorado, United States
Proportion of ownership interest in subsidiary	51.00%
Raleigh Sedation Associates LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Raleigh Sedation Associates LLC
Jurisdiction of Incorporation	North Carolina, United States
Proportion of ownership interest in subsidiary	51.00%
Blue Ridge Sedation Associates LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Blue Ridge Sedation Associates LLC
Jurisdiction of Incorporation	North Carolina, United States
Alamo Sedation Associates, LLC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Alamo Sedation Associates LLC
Jurisdiction of Incorporation	Texas, United States